SEGMENT INFORMATION (Schedule of Revenue by Major Product Group) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Revenues	$ 92,965	$ 101,980	$ 90,435
Clinical laboratory goods [Member]
Disclosure of products and services [line items]
Revenues	74,700	84,280	68,127
Clinical laboratory services [Member]
Disclosure of products and services [line items]
Revenues	7,928	8,485	10,915
Point-of-Care [Member]
Disclosure of products and services [line items]
Revenues	$ 10,337	$ 9,215	$ 11,393